Offsets	Aug. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	InflaRx N.V.
Form or Filing Type	F-3
File Number	333-273058
Initial Filing Date	Jun. 30, 2023
Fee Offset Claimed	$ 6,685.21
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 60,664,292.75
Termination / Withdrawal Statement

(1)
On June 30, 2023, the Registrant initially filed a registration statement on Form F-3 (File No. 333-273058), which was declared effective on July 11, 2023 (the “Prior Registration Statement”), registering securities with a maximum aggregate offering price of $250,000,000, for which the Registrant paid an aggregate registration fee of $27,550.00 (calculated at the filing fee rate of $110.20 per $1,000,000, which was in effect at the time of the filing of the Prior Registration Statement).

Pursuant to Rule 415(a)(5) under the Securities Act, the Prior Registration Statement has expired. At the time of the expiration of the Prior Registration Statement, the Registrant had sold an aggregate of $189,335,707.25 of securities thereunder (consisting of (i) $29,993,250 of ordinary shares and pre-funded warrants sold in an underwritten public offering completed in February 2025, (ii) $150,000,000 of ordinary shares sold in an underwritten public offering completed in May 2026 and (iii) $9,342,457.25 of ordinary shares sold under an at-the-market offering program), and there remained unsold $60,664,292.75 of securities registered under the Prior Registration Statement (the “Unsold Securities”), for which the Registrant paid an aggregate registration fee of $6,685.21 (calculated at the filing fee rate that was in effect at the time of the filing of the Prior Registration Statement).

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	InflaRx N.V.
Form or Filing Type	F-3
File Number	333-273058
Filing Date	Jun. 30, 2023
Fee Paid with Fee Offset Source	$ 6,685.21
Offset Note

(2)
Pursuant to Rule 457(p), the Registrant is offsetting $6,685.21 of the filing fees associated with the filing of this registration statement with the fees previously paid to register the Unsold Securities under the Prior Registration Statement.